Note 2 - Significant Accounting Policies and Basis of Presentation (Details Textual) - USD ($) shares in Millions	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Cost Reimbursements from SBIR Grant as Offset to Research and Development Expenses		$ 58,900	$ 382,000	$ 459,000	$ 538,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		6.8	7.3	7.3	0.6
Asset Impairment Charges, Total	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Lease, Right-of-Use Asset	$ 204,300			$ 204,300
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset						$ 53,000
Operating Lease, Liability, Total						$ 75,700